Taxation - Disclosure of Movement in Net Deferred Tax Liabiilty (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	R 1,383	R 1,906
Expense/(credit) per income statement	1,080	(353)
Tax directly charged to other comprehensive income1	(358)	(170)
Balance at end of year	2,105	1,383
Deferred tax assets	(189)	(203)
Deferred tax liabilities	2,294	1,586
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets	(3,761)	(3,863)
Parent [member]
Reconciliation of changes in deferred tax liability (asset)
Net deferred tax assets	R 189	R 179